Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Amendments to our secured credit facilities
On April 28, 2016 the Company executed an amendment to the covenants contained within its secured credit facilities. The amendment, among other things, amends the requirements and definitions of the equity ratio, leverage ratio, minimum-value-clauses, and minimum liquidity requirements. The covenant amendments are in place until July 1, 2017. In addition the maturity date of the $2,000 million senior secured credit facility has been amended from April 15, 2017 to June 30, 2017. Refer to "Note 14. Long-term debt -Covenants contained within our debt facilities" for more information.